Balances and Transactions with Related Parties - Summary of Compensation Paid to Members of the Board of Directors (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	$ 2,657,500	$ 3,195,949	$ 2,646,783
Restricted Stock Unit [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Remuneration expenses			27,395
Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	489,453	652,260
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	133,174	127,593
HermanChadwickPineraMember | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	80,905	260,904	250,419
Giulio Fazio [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board			125,209
Giulio Fazio [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board			41,688
Fernan Gazmuri Plaza [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	40,452	130,452	125,209
Fernan Gazmuri Plaza [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	13,484	42,531	41,688
Pedro Pablo Cabrera Gaete [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	136,004	130,452	125,209
Pedro Pablo Cabrera Gaete [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	44,332	42,531	41,688
Maria Teresa Vial Alamos [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	95,820
Maria Teresa Vial Alamos [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	30,937
Pablo Cruz Olivos [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	95,820
Pablo Cruz Olivos [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	30,937
Luis Gonzalo Palacios Vasquez [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	40,452	130,452
Luis Gonzalo Palacios Vasquez [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	$ 13,484	$ 42,531
Isabella Alessio [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board			626,046
Isabella Alessio [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board			$ 125,064